Segment Reporting	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 16 – SEGMENT REPORTING

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the Company’s business segments. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. Management, including the chief operating decision maker, reviews operation results by the revenue of different products or services. Based on management’s assessment, the Company has determined that it has four operating segments as defined by ASC 280, including machinery and equipment, construction material, municipal construction projects, and technology consulting and other services.

Construction material segment manufactures and sells eco-friendly construction material. Machinery and equipment segment manufactures and sells machinery and equipment used to manufacture construction material. Construction service segment generates revenue from contracting municipal construction projects. Technological consulting service segment generates revenue from providing environmental-protection related consulting services to customers.

The following table presents summary information by segment for the years ended December 31, 2017, 2016 and 2015, respectively:

	For the year ended December 31, 2017
	Machinery and Equipment sales	Construction materials sales	Municipal construction projects	Technological consulting and other services	Total
Revenues	$14,484,853	$19,455,800	$250,422	$1,359,941	$35,551,016
Cost of goods sold	6,696,230	10,300,099	160,324	432,085	17,588,738
Gross profit	7,788,623	9,155,701	90,098	927,856	17,962,278
Interest expense and charges	410,214	601,141	370	1,235	1,012,960
Depreciation and amortization	207,651	1,359,088	-	-	1,566,739
Capital expenditures	107,577	4,500,485	30,941	-	4,639,003
Income tax expenses	1,030,904	1,486,371	-	242,805	2,760,080
Segment profit (loss)	3,335,076	4,395,629	(82,323)	(1,001,597)	6,646,785
Segment assets as of December 31, 2017	$10,899,522	$60,000,714	$567,030	$9,664,563	$81,131,829

	For the year ended December 31, 2016
	Machinery and Equipment sales	Construction materials sales	Municipal construction projects	Technological consulting and other services	Total
Revenues	$13,166,604	$18,424,613	$-	$833,052	$32,424,269
Cost of goods sold	5,423,418	12,333,845	-	514,754	18,272,017
Gross profit	7,743,186	6,090,768	-	318,298	14,152,252
Interest expense and charges	650,727	795,833	282	3,547	1,450,389
Depreciation and amortization	189,404	1,170,605	1,251	-	1,361,260
Capital expenditures	87,267	9,284,800	-	-	9,372,067
Income tax expenses	945,186	967,221	-	39,949	1,952,356
Segment profit (loss)	3,125,268	2,830,950	(901,145)	(551,993)	4,503,080
Segment assets as of December 31, 2016	$12,870,817	$47,829,971	$(186,139)	$2,146,350	$62,660,999

	For the year ended December 31, 2015
	Machinery and Equipment sales	Construction materials sales	Municipal construction projects	Technological consulting and other services	Total
Revenues from external customers	$6,548,866	$7,941,873	$1,249,699	$1,643,935	$17,384,373
Cost of goods sold	3,349,172	4,839,944	725,934	350,263	9,265,313
Gross profit	3,199,694	3,101,928	523,765	1,293,673	8,119,060
Interest expense and charges	434,307	598,022	-	-	1,032,329
Depreciation and amortization	42,728	1,182,249	464	31,779	1,257,220
Capital expenditures	85,633	2,608,079	-	15,631	2,709,343
Income tax expenses	41,841	133,647	120,272	-	295,760
Segment profit	320,253	733,160	356,109	946,093	2,355,615
Segment assets as of December 31, 2015	$9,705,534	$38,332,912	$777,363	$1,431,958	$50,247,767